JPMORGAN TRUST I

JPMorgan International Equity Funds
JPMorgan China Region Fund
JPMorgan Latin America Fund
JPMorgan Russia Fund
Statements of Additional Information
dated February 28, 2007

JPMorgan International Equity Funds
JPMorgan International Equity Fund
Statement of Additional Information
dated February 28, 2007, as supplemented
July 16, 2007

JPMorgan International Equity Funds
JPMorgan India Fund
Statement of Additional Information
dated May 1, 2007

JPMorgan International Equity Funds
JPMorgan International Realty Fund
Statement of Additional Information
dated October 25, 2006

JPMorgan International Equity Funds
JPMorgan Global Focus Fund
Statement of Additional Information
dated March 21, 2007

JPMorgan International Funds
JPMorgan International Currency Income Fund
Statement of Additional Information
dated March 21, 2007

JPMorgan Income Funds
JPMorgan Emerging Markets Debt Fund
Statement of Additional Information
dated July 1, 2007

JPMorgan U.S. Equity Funds
JPMorgan Intrepid America Fund
JPMorgan Intrepid Growth Fund
JPMorgan Intrepid Value Fund
JPMorgan Small Cap Equity Fund
JPMorgan Strategic Small Cap Value Fund
JPMorgan U.S. Equity Fund
JPMorgan U.S. Large Cap Core Plus Fund
Statement of Additional Information
dated November 1, 2007

JPMorgan U.S. Equity Funds
JPMorgan Value Discovery Fund
Statement of Additional Information
dated September 10, 2007

JPMorgan Funds
JPMorgan Strategic Appreciation Fund
JPMorgan Strategic Preservation Fund
Statements of Additional Information
dated March 21, 2007

JPMORGAN TRUST II

JPMorgan Specialty Funds
JPMorgan U.S. Real Estate Fund
Statement of Additional Information
dated May 1, 2007

JPMorgan Income Funds
JPMorgan Core Bond Fund
JPMorgan High Yield Bond Fund
Statement of Additional Information
dated July 1, 2007

JPMorgan U.S. Equity Funds
JPMorgan Large Cap Value Fund
JPMorgan Small Cap Value Fund
Statement of Additional Information
dated November 1, 2007

UNDISCOVERED MANAGERS

JPMorgan Realty Income Fund
Statement of Additional Information
dated December 31, 2006

Supplement dated November 27, 2007
to the Statements of Additional Information as dated above

Effective November 30, 2007, the name of the R Class Shares is changed to Class R5 Shares. Therefore all references to R Class Shares in the Statements of Additional Information named above should now read Class R5 Shares.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-R5-1107